Convertible Note Arrangement - Loss on extinguishment (Details) - CAD ($) $ in Thousands	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible note payable
Interest settlement of 2026 Notes			$ (1,656)	$ (3,183)
Gain on financial derivative liability			6,683	27,686	$ (12,952)
Fair value used to settle 2026 Notes		$ 61,244	61,244	57,329
Transaction costs			2,100
Loss on extinguishment of debt			(18,727)
Convertible Notes Payable
Convertible note payable
Beginning balance	$ 25,662		25,662	22,541
Effective interest	914			6,954
Foreign exchange loss	(22)			2,728
Interest settlement of 2026 Notes				(3,183)
Portion derecognized due to conversions				(2,078)
Less: accrued interest	(356)			(1,300)
Ending balance	26,198			25,662	22,541
Financial Derivative Liability
Convertible note payable
Beginning balance	6,674		6,674	37,715
Gain on financial derivative liability	5,076			(27,686)
Portion derecognized due to conversions				(3,355)
Ending balance	11,750			6,674	37,715
Total
Convertible note payable
Beginning balance	32,336		32,336	60,256
Effective interest	914			6,954
Foreign exchange loss	(22)			2,728
Interest settlement of 2026 Notes				(3,183)
Gain on financial derivative liability	5,076			(27,686)
Portion derecognized due to conversions				(5,433)
Less: accrued interest	(356)			(1,300)
Ending balance	$ 37,948			$ 32,336	$ 60,256
Proceeds from 2028 Notes		20,013
Fair value used to settle 2026 Notes		57,961	57,961
Fair value of 2028 Notes		74,348	$ 74,348
Loss before transaction costs		(16,387)
Transaction costs		(2,340)
Loss on extinguishment of debt		$ (18,727)